Expense Example - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640